Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Jul. 31, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating segment	1
Revenue original expected term	1 year
Considerations contingent	$ 14,000
Milestone achievement triggered				$ 10,000
Percentage of monthly salary	8.33%
Options and Warrants Exercisable
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	2,195,421	2,007,546	2,558,164
Other Operating Segment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating segment	1